Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property plant and equipment	€ 36,262	€ 20,946
Additions of property plant and equipment pending of payment	8,979	10,512
Contractual commitment for property plant and equipment	3,318	11,438
Arlington Texas
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property plant and equipment	36,262	20,946
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property plant and equipment	7,105	10,178
Property plant and equipment pledged as security	€ 20,829	€ 13,084